BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, redemption (in shares)	15,369,086	18,461,284
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	7,630,914	4,538,716
Common stock, shares outstanding (in shares)	7,630,914	4,538,716
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,750,000	5,750,000
Common stock, shares outstanding (in shares)	5,750,000	5,750,000